CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenues
Net earned premiums	$ 2,410.5	$ 2,527.5	[1]	$ 2,293.3	[1]
Net investment income	147.5	154.6		197.3
Net realized and unrealized investment gains	56.2	98.5		97.1
Other income	14.7	49.8		4.9
Total revenues	2,628.9	2,830.4	[1]	2,592.6	[1]
Expenses
Losses and loss adjustment expenses	1,693.3	1,840.8		1,679.7
Amortization of deferred policy acquisition costs	414.1	465.7		412.7
General, administrative and corporate expenses	418.0	410.9		521.6
Interest on long-term debt	14.3	33.9		20.2
Change in fair value of derivatives	35.9	65.1		144.2
Change in fair value of loan notes issued by variable interest entities	0.0	0.0		3.1
Realized and unrealized investment losses	47.4	27.4		10.9
Realized loss on debt extinguishment	0.0	0.0		5.5
Net realized and unrealized foreign exchange (gains)/losses	40.0	(13.8)	[1]	(9.6)	[1]
Other expenses	10.8	10.8		1.7
Total expenses	2,593.8	2,868.4		2,809.2
Income (loss) from operations before income taxes	35.1	(38.0)	[1]	(216.6)	[1]
Income tax (expense)	(5.3)	(18.4)	[1]	(22.9)	[1]
Net income/(loss)	29.8	(56.4)	[1],[2]	(239.5)	[1],[2]
Amount attributable to non-controlling interest	0.0	0.0		1.2
Net income/(loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders (2)	29.8	(56.4)	[1]	(238.3)	[1]
Available for sale investments:
Reclassification adjustment for net realized (losses) on investments included in net income/(loss)	(20.4)	67.1		6.8
Change in net unrealized (losses)/gains on available for sale securities held	(137.2)	175.6		171.7
Net change from current period hedged transactions	(6.2)	0.3		4.8
Change in foreign currency translation adjustment	21.4	(11.9)	[1]	(28.2)	[1]
Other comprehensive (loss)/income, before income taxes	(142.4)	96.9		141.5
Income tax (expense)/benefit thereon:
Change in net unrealized gains on available for sale securities held (1)	(0.3)	(0.5)	[1]	(13.6)	[1]
Change in net unrealized gains on available for sale securities held	0.0	0.0		(0.8)
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	0.0	0.0		(3.2)
Total income tax (expense) allocated to other comprehensive income/(loss) (1)	(0.3)	(0.5)	[1]	(11.2)	[1]
Other comprehensive (loss)/income, net of tax	(142.7)	96.4	[1]	130.3	[1]
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	(112.9)	40.0	[1]	(108.0)	[1]
Net realized and unrealized foreign exchange gains	40.0	(13.8)	[1]	(9.6)	[1]
Change in foreign currency translation adjustment	21.4	(11.9)	[1]	(28.2)	[1]
Insurance
Revenues
Net earned premiums	$ 1,291.7	1,239.8		1,038.1
Restatement Adjustment
Expenses
Net realized and unrealized foreign exchange (gains)/losses		1.4		(2.2)
Income tax (expense)		(9.8)
Net income/(loss)		(16.3)		2.2
Net realized and unrealized foreign exchange gains		$ 1.4		$ (2.2)

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[2]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.